Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	6,700,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 107,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,804.32
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.0001 ("Class A common stock") of Andersen Group Inc. (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (B) Proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $16.00 per share (the "IPO Price"), which is the initial public offering price per share of the Registrant's Class A common stock as set forth in the Registrant's registration statement on Form S-1 (File No. 333-290415), as amended (the ''S-1 Registration Statement''), that became effective on December 16, 2025. (C) Amount registered represents 6,700,000 shares of Class A common stock reserved for future grant under the 2025 Plan. The 2025 Plan also provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to the lesser of (a) 5% of the total number of shares of all classes of common stock outstanding on the last day of the immediately preceding fiscal year or (b) such lesser number of shares (including zero) that the Registrant's board of directors determines for purposes of the annual increase for such year. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.